Common Stock (Detail) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 29, 2017	Nov. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Net proceeds					$ 354,402,000	$ 41,155,000	$ 472,000
Number of common stock sold through public offering (in shares)		3,565,000
Sale of stock price (in USD per hare)		$ 75.50
Proceeds from sale of common stock		$ 260,073,524
Underwriters discount		$ 9,083,976
Common stock issuances					$ 358,083,000	52,817,000	$ 6,780,000
Shares registered and available for issuance			4,400,000		4,400,000
Restricted Stock/Unit Plan and Management Incentive Plan
Class of Stock [Line Items]
Common stock issued (in shares)					83,000
Dividend Reinvestment and Stock Purchase Plan
Class of Stock [Line Items]
Common stock issued (in shares)					143,000
Common stock issuances					$ 10,600,000
Equity Shelf Program
Class of Stock [Line Items]
Maximum value of common stock issuance	$ 150,000,000
Gross proceeds			$ 0	$ 29,999,922	85,149,976	41,776,795
Less: agent commissions			0	299,999	851,500	417,768
Net proceeds			$ 0	$ 29,699,923	$ 84,298,476	$ 41,359,027
Number of shares sold (in shares)			0	358,630	1,145,705	505,707
Weighted average price per share (USD per share)			$ 0.00	$ 83.65	$ 74.32	$ 82.61
Common stock available for sale under the program			$ 23,073,229		$ 23,073,229